Leases	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Leases [Abstract]
Lessee, Operating and Finance Leases
(9)	Leases
PSE has operating leases for buildings, real estate for operating facilities and the Puget LNG facility, land, and vehicles. Finance leases primarily represent buildings and equipment. PSE also has certain power purchase agreements that qualify as leases. The leases have remaining lease terms of less than a year to 43 years. PSE’s ROU assets and lease liabilities include options to extend leases when it is reasonably certain that PSE will exercise that option.

Supplemental balance sheet information related to leases was as follows:

Puget Energy and Puget Sound Energy
(Dollars in Thousands)	At March 31, 2026	At December 31, 2025
Operating Leases
Operating lease right-of-use assets - other	$244,704	$244,055
Operating lease right-of-use assets - purchased power	196,573	216,935

Total operating lease right-of-use assets	$441,277	$460,990

Operating lease liabilities - other, current	$22,029	$21,830
Operating lease liabilities - purchased power, current	83,483	82,410
Operating lease liabilities - other, long-term	230,298	230,686
Operating lease liabilities - purchased power, long-term	112,906	134,673

Total operating lease liabilities:	$448,716	$469,599

Finance Leases
Common plant	$122,558	$124,343
Natural gas plant	164	209
Electric plant	34,369	34,924

Total finance lease assets	$157,091	$159,476

Other current liabilities	$5,654	$5,586
Finance lease liabilities	166,059	167,426

Total finance lease liabilities	$171,713	$173,012

(9) Leases
PSE has operating leases for buildings, real estate for operating facilities, including the Puget LNG facility, land, and vehicles. Finance leases primarily represent buildings and equipment. PSE also has certain power purchase agreements that qualify as leases. The leases have remaining lease terms of less than a year to 44 years. PSE’s ROU assets and lease liabilities include options to extend leases when it is reasonably certain that PSE will exercise that option.
On December 4, 2025, PSE entered into an extension agreement for its lease of its corporate headquarters located in Bellevue, Washington. The agreement extended the lease term through August 31, 2039. The extension remeasurement resulted in an increase of the operating lease ROU asset and operating lease liabilities of $70.3 million.
On October 1, 2025, PSE commenced a tolling agreement to purchase the energy and capacity associated with a 132.5 MW natural gas combined cycle facility. The tolling agreement represents an operating lease to PSE and as of December 31, 2025, PSE recorded $77.8 million in ROU assets and $77.9 million in lease liabilities, included in the Company’s consolidated balance sheets. The ROU asset is included in the operating lease ROU assets line item and liabilities are included in the operating lease liabilities line items under the current liabilities and other long-term and regulatory liabilities sections. Lease costs associated with the tolling agreement are included within purchased electricity on the Company’s consolidated statements of income.
On September 1, 2025, PSE commenced a lease agreement for an operations training facility located in Puyallup, Washington. The lease agreement represents a finance lease to PSE and as of December 31, 2025, PSE recorded $73.5 million in assets and $75.9 million in liabilities, included in the Company’s consolidated balance sheets.
On January 1, 2025, PSE commenced a tolling agreement to purchase the energy and capacity associated with a 650.0 MW natural gas combined cycle facility. The tolling agreement represents an operating lease to PSE and as of December 31, 2025, PSE recorded $139.1 million in ROU assets and $139.1 million in lease liabilities, included in the Company’s consolidated balance sheets. The ROU asset is included in the operating lease ROU assets line item and liabilities are included in the operating lease liabilities line items under the current liabilities and other long-term and regulatory liabilities sections. Costs associated with the tolling agreement, include both fixed and variable components, and are included within purchased electricity on the Company’s consolidated statements of income.
The components of lease cost were as follows:
Puget Energy and
Puget Sound Energy

	Year Ended December 31,
(Dollars in Thousands)	2025	2024
Finance lease cost:
Amortization of right-of-use asset	$4,583	$3,915
Interest on lease liabilities	4,217	3,192

Total finance lease cost 1	$8,800	$7,107

Operating lease cost:
Purchased power leases:

	Year Ended December 31,
(Dollars in Thousands)	2025		2024
Operating lease cost	$77,294		$—
Variable lease cost	87,450		—

Total purchased power lease cost	$164,744		$—
Other operating lease cost 2	26,357		24,993

Total operating lease cost 3	$191,101	$191,102	$24,993

1.	Includes $1.3 million and $2.0 million recorded to CWIP via construction support overhead related to finance leases for the years ended December 31, 2025 and December 31, 2024, respectively.
2.	Includes $1.8 million and $1.7 million allocated to Puget LNG at Puget Energy related to the Port of Tacoma lease for the years ended December 31, 2025 and December 31, 2024, respectively.
3.	Includes $9.5 million and $8.8 million recorded to CWIP via construction support overhead related to operating leases for the years ended December 31, 2025 and December 31, 2024, respectively.
Supplemental cash flow information related to leases was as follows:
Puget Energy and
Puget Sound Energy

	Year Ended December 31,
(Dollars in Thousands)	2025	2024
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flow for operating leases 1	$181,573	$17,038
Investing cash flow for operating leases	10,855	7,955
Operating cash flow for finance leases	4,217	3,192
Financing cash flow for finance leases	3,256	3,915
Non-cash disclosure upon commencement of new lease
Right-of-use assets obtained in exchange for new operating lease liabilities	$300,002	$4,093
Right-of-use assets obtained in exchange for new finance lease liabilities	75,145	1,832
Non-cash disclosure upon modification of existing lease
Modification of operating lease right-of-use assets	$70,502	$1,996

1	Includes $1.8 million and $1.7 million allocated to Puget LNG at Puget Energy related to the Port of Tacoma lease for the years ended December 31, 2025 and December 31, 2024, respectively.
Supplemental balance sheet information related to leases was as follows:
Puget Energy and
Puget Sound Energy

	At December 31,
(Dollars in Thousands)	2025	2024
Operating Leases
Operating lease right-of-use assets - other	$244,055	$181,397
Operating lease right-of-use assets - purchased power	216,935	$—

Total operating lease right-of-use assets	$460,990	$181,397

Operating lease liabilities - other, current	$21,830	$22,761
Operating lease liabilities - purchased power, current	82,410	—

	At December 31,
(Dollars in Thousands)	2025	2024
Operating lease liabilities - other, long-term	230,686	166,700
Operating lease liabilities - purchased power, long-term	134,673	—

Total operating lease liabilities:	$469,599	$189,461

Finance Leases
Common plant	$124,343	$53,594
Natural gas plant	209	310
Electric plant	34,924	37,141

Total finance lease assets	$159,476	$91,045

Other current liabilities	$5,586	$3,786
Finance lease liabilities	167,426	96,850

Total finance lease liabilities	$173,012	$100,636

Weighted Average Remaining Lease Term
Operating leases	12.1 Years	21.2 Years
Finance leases	17.7 Years	16.9 Years
Weighted Average Discount Rate
Operating leases	4.52%	3.76%
Finance leases	4.47%	3.10%
The following table summarizes the Company’s estimated future minimum lease payments for commenced leases as of December 31,
2025
:
Puget Energy and
Puget Sound Energy

(Dollars in Thousands)	Future Minimum Lease Payments
At December 31,	Operating Leases	Finance Leases
2026	$117,569	$12,683
2027	117,713	12,637
2028	42,320	12,833
2029	36,941	12,805
2030	38,006	13,036
Thereafter	248,209	192,781

Total lease payments	$600,758	$256,775

Less imputed interest	(131,159)	(83,763)

Total net present value	$469,599	$173,012

Leases Not Yet Commenced
On August 22, 2025, PSE entered into an energy storage system tolling agreement that will be accounted for as a lease upon commencement. The lease is expected to commence in December 2028 and has a term of 20 years. The expected total lease payment consideration will approximate $429.0 million over the lease term.
On January 7, 2025, PSE entered into two battery energy storage services agreements that will be accounted for as leases upon commencement. These leases are expected to commence in May 2027 and each will have a term of 20 years. The expected total lease payment consideration will approximate $45.2 million over the lease terms.

On May 23, 2024, PSE entered into a battery storage tolling agreement that will be accounted for as a lease upon commencement. The lease is expected to commence in September 2027 and has a term of 25 years. The expected total lease payment consideration will approximate $856.2 million over the lease term.
On May 8, 2024, PSE entered into a battery storage tolling agreement that will be accounted for as a lease upon commencement. The lease is expected to commence in August 2027 and has a term of 20 years. The expected total lease payment consideration will approximate $744.0 million over the lease term.